Regulatory Capital - Summary of Regulatory Capital Position (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Capital
Common Equity Tier 1 Capital	$ 54,269	$ 52,389
Tier 1 Capital	61,008	59,735
Total Capital	71,620	70,434
Risk-weighted assets used in the calculation of capital ratios
Common Equity Tier 1 Capital	452,267	435,632
Tier 1 Capital	452,267	435,780
Total Capital	$ 452,267	$ 435,927
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.00%	12.00%
Tier 1 Capital ratio	13.50%	13.70%
Total Capital ratio	15.80%	16.20%
Leverage ratio	4.20%	4.20%